Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net (loss) income for the year	$ (187,407)	$ (291,810)	$ 76,988
Other comprehensive (loss) income, net of income tax - items that can be reclassified to the income statement
Cash flow hedge accounting	(872)	732	(1,329)
Deferred income tax	981	(1,269)	998
Translation adjustment of foreign subsidiaries	(184,446)	81,413	64,460
Total Other comprehensive income (loss), net of income tax - items that can be reclassified to the income statement	(184,337)	80,876	64,129
Other comprehensive (loss) income, net of income tax - items that cannot be reclassified to the income statement
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	(1,572)	(583)	521
Deferred income tax	535	198	(178)
Changes in fair value of investments in equity instruments	(1,256)	(1,466)	(3,608)
Total Other comprehensive loss, net of income tax - items that will not be reclassified to the income statement	(2,293)	(1,851)	(3,265)
Other comprehensive (loss) income for the year, net of income tax	(186,630)	79,025	60,864
Total comprehensive (loss) income for the year	(374,037)	(212,785)	137,852
Attributable to NEXA’s shareholders	(378,759)	(217,840)	105,783
Attributable to non-controlling interests	4,722	5,055	32,069
Total comprehensive (loss) income for the year	$ (374,037)	$ (212,785)	$ 137,852